FINANCIAL INSTRUMENTS - RISK MANAGEMENT (Tables)	12 Months Ended
Jun. 30, 2021
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Schedule of financial assets by category

Financial assets by category

				Mandatorily measured at fair
	Amortized cost			value through profit or loss
Financial asset	06/30/2021	06/30/2020	06/30/2019	06/30/2021	06/30/2020	06/30/2019
Cash and cash equivalents	28,327,569	20,176,452	3,450,873	7,718,544	22,346,409	—
Other financial assets	1,523,438	4,713,161	4,703,688	10,735,422	9,045,935	356,233
Trade receivables	88,919,911	73,546,633	59,236,377	—	—	—
Other receivables (*)	5,005,283	3,349,901	1,566,732	—	—	—
Total	123,776,201	101,786,147	68,957,670	18,453,966	31,392,344	356,233

(*)	Advances expenses and tax balances are not included.

Schedule financial liabilities by category

Financial liabilities by category

				Mandatorily measured at fair
	Amortized cost			value through profit or loss
Financial liability	06/30/2021	06/30/2020	06/30/2019	06/30/2021	06/30/2020	06/30/2019
Trade and other payables	72,091,408	57,289,862	40,578,494	—	—	—
Borrowings	124,774,325	104,948,345	103,556,730	—	—	—
Convertible notes	48,664,012	43,029,834	—	—	—	—
Lease liability	1,140,717	1,109,812	—	—	—	—
Employee benefits and social security	4,680,078	5,044,630	5,357,218	—	—	—
Consideration for acquisition of assets	11,790,533	452,654	3,279,265	—	—	—
Warrants	—	—	—	—	1,686,643	2,861,511
Total	263,141,073	211,875,137	152,771,707	—	1,686,643	2,861,511

Schedule of fair value by hierarchy

Measurement at fair value at 06/30/2021	Level 1	Level 2	Level 3

Financial assets at fair value
Mutual funds	7,718,544	—	—
US Treasury bills	7,885,937	—	—
Other investments	2,110,414	739,071	—

Measurement at fair value at 06/30/2020	Level 1	Level 2	Level 3

Financial assets at fair value
Mutual funds	22,346,409	—	—
US Treasury bills	7,768,410	—	—
Other investments	1,176,977	100,548	—

Financial liabilities valued at fair value
Private warrants	—	—	1,686,643

Measurement at fair value at 06/30/2019	Level 1	Level 2	Level 3

Financial assets at fair value
Other investments	356,233	—	—

Financial liabilities valued at fair value
Private warrants	—	—	2,861,511

Schedule of changes in financial liabilities valued at fair value level 3

06/30/2020
As of the beginning of the year	2,861,511
Changes in finance results(1)	(1,174,868)
As of the end of the year	1,686,643

(1) The amount of the change in fair value for the year ended June 30,2020 is recognized in “Changes in fair value of financial assets or liabilities and other financial results”. See Note 8.5.

Schedule of contractual maturities of financial liabilities

			Between one	Between
	Up to 3	3 to 12	and three	three and	Subsequent
As of June 30, 2021	months	months	years	five years	years
Trade and other payables	17,379,825	44,023,803	9,266	—	—
Borrowings	26,399,791	57,195,372	53,290,976	—	—
Convertible notes	—	—	48,664,012	—	—
Leasing liabilities	374,642	2,154,835	755,932	—	—
Total	44,154,258	103,374,010	102,720,186	—	—

			Between one	Between
	Up to 3	3 to 12	and three	three and	Subsequent
As of June 30, 2020	months	months	years	five years	years
Trade and other payables	28,150,681	29,130,428	463,568	—	—
Borrowings	35,863,852	34,810,916	43,799,397	—	—
Convertible notes	—	—	43,029,834	—	—
Leasing liabilities	196,717	625,463	483,725	—	—
Total	64,211,250	64,566,807	87,776,524	—	—

			Between one	Between
	Up to 3	3 to 12	and three	three and	Subsequent
As of June 30, 2019	months	months	years	five years	years
Trade and other payables	12,854,579	28,987,009	476,482	—	—
Borrowings	29,051,271	40,097,864	38,524,384	—	—
Financed payment - Acquisition of business	—	2,937,500	—	—	—
Total	41,905,850	72,022,373	39,000,866	—	—

Credit risk
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Schedule of loss allowances

	Gross carrying
	amount-trade	Expected Loss	Loss
	receivables	rate	allowance
Current	78,286,114	0.21%	161,963
More than 15 days past due	2,192,641	0.21%	4,536
More than 30 days past due	1,145,112	0.21%	2,369
More than 60 days past due	2,396,153	0.24%	5,796
More than 90 days past due	3,031,050	0.25%	7,719
More than 120 days past due	1,174,948	0.39%	4,589
More than 180 days past due	756,820	0.21%	1,587
More than 365 days past due	5,659,837	100%	5,659,837
IAS 29 effect and Currency conversion	—		10,107
Total 06/30/2021	94,642,675		5,858,503

Currency Risk
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Schedule of net exposure

Net foreign currency position	06/30/2021	06/30/2020	06/30/2019
Amount expressed in US$	(50,608,592)	(52,968,976)	(40,513,954)

Interest Rate Risk
FINANCIAL INSTRUMENTS - RISK MANAGEMENT
Schedule of net exposure

	06/30/2021	06/30/2020	06/30/2019
	Carrying	Carrying	Carrying
	amount	amount	amount
Fixed-rate instruments
Current financial liabilities	(73,125,807)	(62,490,975)	(69,126,607)
Non-current financial liabilities	(108,236,265)	(84,253,034)	(37,459,235)

Variable-rate instruments
Current financial liabilities	(3,660,050)	(1,230,760)	(177,213)
Non-current financial liabilities	(206,748)	(456,064)	(72,940)